Financial Instruments - Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Forward contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 442,125	$ 459,319
Forward contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	260,999	263,092
Forward contracts (sell) [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	104,638	105,677
Forward contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	26,395	37,843
Forward contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	29,076	35,287
Forward contracts (sell) [member] | Others Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	21,017	17,420
Option contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	308,070	327,842
Option contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	137,687	149,501
Option contracts (sell) [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	92,159	98,381
Option contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	33,202	39,038
Option contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	45,022	40,922
Option contracts (sell) [member] | Others Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	0
Interest rate swap contracts [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 16,800	$ 33,600